Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

This note describes the nature of transactions with the Company’s related parties and provides information of the effect of those relationships on the financial statements for the reporting periods presented. In accordance with IAS 24, this disclosure includes: a breakdown of revenues and expenses arising from transactions with related parties in aggregate and by material transaction type; amounts receivable from and payable to related parties at each reporting date, including terms and any allowances; and details of equity instruments issued to, and held by, related parties as of the reporting periods presented. The disclosures also identify key management personnel and summarize their compensation in total and by category and explain other significant arrangements and agreements between the Company and its related parties that could reasonably be expected to affect the Company’s position or performance.

Financial Statements Impact

The nature and amount of related party transactions for the six months ended June 30, 2026 and 2025 and as of June 30, 2026 and December 31, 2025 are as follows:

Unaudited Interim Condensed Consolidated Profit and Loss Account

	June 30,	June 30,
	2026	2025
Staking revenue from RockawayX Infra Ltd	$2,757	$-
Equity based expenses	827	608
General and administrative expenses	3,439	544
Total related party transactions reported in the unaudited interim condensed consolidated statement of profit or loss	$(1,509)	$(1,152)

Unaudited Interim Condensed Consolidated Statement of Financial Position

	June 30,	December 31,
	2026	2025
Accounts receivable and other receivables, net:
Directors and former directors	$1	$1
Affiliates of directors and former directors	-	106
Prepaid expenses and other current assets:
Directors and former directors	$628	$731
Prepayment for digital assets:
Other related parties	$-	$33,699
Digital assets held in custody:
Held by Payward, Inc. (Kraken), an affiliate company of a related party	$63,654	$91,855
Investment in private company shares:
Common shares issued by Payward, Inc. (Kraken)	$6,978	$-
Accounts payable:
Directors and former directors	$38	$257
Affiliates of directors and former directors	-	67
Minority shareholders	4	81
Accrued and other current liabilities:
Directors and former directors	$200	$-
Strategic Advisors	780	278
Minority shareholders	1	-
Other related parties	200	-

In January 2026 the Company obtained 270,827 SOL from Solana Foundation, which is a related party to the Company, under the sale and purchase agreement, which was executed in October 2025. As of December 31, 2025, the Company recorded and disclosed prepaid digital assets amounting to $33,699 that was made for these SOL tokens in October 2025.

Key management compensation

The remuneration of directors and other members of key management personnel during the six months ended June 30, 2026 and 2025 were as follows:

	June 30,	June 30,
	2026	2025
Key management personnel compensation	$1,113	$98
Directors’ fees	$623	$115
Stock-based compensation	$827	$608

Equity instruments issued and held by related parties

During the six months ended June 30, 2026, the Company executed several transactions with its related parties with respect to the issuance of equity instruments, including through private placements and conversion of warrants. The table below summarizes the Company’s shares and warrants issued to related parties and outstanding as of June 30, 2026.

As of June 30, 2026 and 2025 total shares issued to and held by the Company’s related parties were as follows:

	2026		2025
	Shares held	Carrying Value at June 30	Shares held	Carrying Value at June 30
Directors and former directors	63,250	$6,195	63,250	$6,195
Directors that are also Strategic Advisors	3,192,790	$183,694	894,790	$172,273
Affiliate of directors and former directors	1,838,246	$126,209	1,377,136	$125,978
Officers and former officers	-	$2,650	-	$2,650
Other related parties	204,423	$37,567	204,423	$37,567

As of June 30, 2026 and 2025 total equity warrants issued to and held by the Company’s related parties were as follows:

	2026		2025
	Warrants held	Carrying Value at June 30	Warrants held	Carrying Value at June 30
Directors that are also Strategic Advisors	447,106	$76,175	447,106	$76,175
Affiliate of directors and former directors	1,155,555	$24,555	1,616,665	$35,274
Other related parties	88,887	$15,224	88,887	$15,224

Pulsar Group Consulting Agreement

On February 9, 2026, the Company entered into an Advisory Services Agreement with the Pulsar Group Ltd., a related party, for advisory services supporting business development in the Gulf region. One of the Strategic Advisors of the Company serves as the co-CEO of the Pulsar Group Ltd. Under the agreement, the Pulsar Group is entitled to be paid a monthly fee of $250, effective January 1, 2026, pursuant to an amendment dated February 13, 2026. Subsequently, on April 24, 2026, the parties mutually agreed to pause payments and accrual of the monthly fee effective from April 24, 2026, while all other terms of the agreement remain in effect. As of April 24, 2026, the Company has incurred $950 in total expenses related to this agreement.

On July 29, 2026, the Company and Pulsar Group Ltd. mutually terminated the Advisory Services Agreement, dated February 9, 2026, as amended, and the payment of the outstanding balance of $168 due to Pulsar Group Ltd. has been waived.